Contract liability (Tables)	6 Months Ended
Jun. 30, 2022
Contract liabilities [abstract]
Explanation of Changes in Contract Liabilities
The table below presents the movement in the Group's contract liabilities during the six months ended June 30, 2022:

in CHF thousands	Contract liability at December 31, 2021	Recognized as revenue	Contract liability at June 30, 2022

Amgen	9,653	(9,653)	—
Novartis	18,584	(4,170)	14,414
FOPH	7,000	(7,000)	—
Total	35,237	(20,823)	14,414

Disclosure of Current and Non-Current Contract Liabilities

in CHF thousands	Current	Non-current	Contract liability

Novartis	9,014	5,400	14,414
Balance at June 30, 2022	9,014	5,400	14,414